Equity (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Share Capital
a.	Share capital
Ordinary shares

	December 31
	2024	2025

Numbers of shares authorized (in thousands)	5,500,000	5,500,000

Numbers of shares reserved (in thousands)
Employee share options	400,000	400,000

Number of shares issued and fully paid (in thousands)	4,415,251	4,447,977

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Share capital authorized	$55,000,000	$55,000,000	$1,753,267

Share capital reserved
Employee share options	$4,000,000	$4,000,000	$127,510

Summary of Capital Surplus
b.	Capital surplus

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)
May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$16,519,296	$18,000,371	$573,809
Merger by share exchange	117,693,658	117,693,658	3,751,790
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	3,240,987	3,172,894	101,144
Exercised employee share options	3,706,398	4,927,511	157,077
Treasury share transactions	1,059,253	1,445,560	46,081
Donation from shareholders	471,894	471,894	15,043
Expired share options	647,094	651,609	20,772

	143,338,580	146,363,497	4,665,716

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)
May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	$40,151	$3,510,213	$111,897
Share of changes in capital surplus of associates accounted for using the equity method	26,029	42,122	1,343
Dividends that the claim period has elapsed and unclaimed by shareholders	6,198	6,274	200
Exercised disgorgement	326	326	10

	72,704	3,558,935	113,450

May not be used for any purpose

Employee share options	3,325,062	4,099,596	130,685
Employee restricted stock awards	1,861,744	1,364,155	43,486
Others (3)	119,172	915,533	29,185

	5,305,978	6,379,284	203,356

	$148,717,262	$156,301,716	$4,982,522

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effects of changes in ownership interests in subsidiaries resulting from equity transactions other than actual disposals or acquisitions, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

Disclosure of Detailed Information About Appropriation of Retained Earnings Explanatory
The appropriation of earnings for 2023 and 2024 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2023	For Year 2024	For Year 2023	For Year 2024
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$3,232,866	$3,259,174

Special reserve (reversed)	$(167,613)	$-

Cash dividends	$22,838,947	$23,420,372	$ 5.2	$ 5.3

Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI
2)	Unrealized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$1,275,505	$3,549,648	$3,730,559	$118,921

Unrealized gain (loss) recognized for the year
Debt instruments	(22,599)	(14,830)	(15,241)	(486)
Equity instruments	(77,496)	(18,871)	(612,141)	(19,514)
Share from associates and joint ventures accounted for using the equity method	2,447,656	155,784	4,352,949	138,762

Other comprehensive income for the year	2,347,561	122,083	3,725,567	118,762

Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	230,940	72,049	15,489	494

Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(304,358)	(13,221)	(5)	-

Balance at December 31	$3,549,648	$3,730,559	$7,471,610	$238,177

Schedule of detailed information about hedges of net investments of foreign operations
3)	Gain (loss) on hedging instruments – hedges of net investments of foreign operations

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$520,281	$277,441		$715,703		$22,815
Recognized for the year
Foreign currency risk - loans denominated in foreign currency	(242,840)	438,262		(865,379)		(27,586)

Balance at December 31	$277,441	$715,703		$(149,676)		$(4,771)

Summary of Unearned Employee Compensation
4)	Unearned employee benefit
In August 2021 and June 2024, the shareholders’ meeting resolved to grant restricted stock awards to employees. Refer to Note 28 for the information.

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$(432,847)	$-		$(1,631,257)		$(52,001)
Issuance of shares	-	(1,954,312)		-		-
Share-based payment expenses	11,840	395,487		1,182,815		37,705
Valuation adjustments	421,007	(72,432)		(206,674)		(6,588)

Balance at December 31	$-	$(1,631,257)		$(655,116)		$(20,884)

Summary of Shares Held By Subsidiaries
The Company’s ordinary shares held by its subsidiaries at each balance sheet date were as follows:

	$	$	$	$	$
	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2024

ASE	67,452	$1,762,430		$10,927,243
ASET	5,489	196,677		889,281

	72,941	$1,959,107		$11,816,524

December 31, 2025

ASE	67,452	$1,762,430	$56,182	$16,896,755	$538,628
ASET	5,489	196,677	6,270	1,375,092	43,835

	72,941	$1,959,107	$62,452	$18,271,847	$582,463

Summary of Non-controlling Interests
f.	Non-controlling interests

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$18,608,124	$20,270,547	$22,244,661	$709,106
Share of profit for the year	1,849,952	1,437,974	1,180,685	37,637
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(47,301)	687,077	(58,098)	(1,852)
Unrealized gain (loss) on equity instruments at FVTOCI	26,560	6,599	(3,354)	(107)
Gain (loss) from hedging	(69,189)	124,336	(252,210)	(8,040)
Remeasurement on defined benefit plans	(15,876)	3,270	14,186	452
Share in other comprehensive income (loss) from associates accounted for using the equity method	(7,514)	(7,157)	9,814	313
Non-controlling interests arising from acquisition of subsidiaries	-	-	27,315	871
Acquisition of non-controlling interests in subsidiaries	-	-	22,335	712
Decrease in non-controlling interests arising from disposal of subsidiary	(295,895)	-	(2,184)	(70)
Repurchase of outstanding shares by subsidiaries (Note 31)	-	(270,291)	(313,843)	(10,004)
Non-controlling interest arising from capital increase of subsidiaries	427,913	177,487	-	-

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

The Group’s subscription for subsidiaries’ capital increase at a percentage different from its existing ownership	$-	$69,141	$-	$-
Cash dividends distributed to non-controlling interests	(912,261)	(593,390)	(514,157)	(16,390)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	293,740	238,183	578,048	18,427
Non-controlling interest arising from exercised convertible bonds issued by subsidiaries	-	-	3,241,783	103,340
Equity component of convertible bonds issued by subsidiaries	412,294	100,885	272,167	8,676

Balance at December 31	$20,270,547	$22,244,661	$26,447,148	$843,071

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Summary of Other Reserves
1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(5,529,388)	$(7,034,629)	$5,051,006	$161,014
Recognized for the year
Exchange differences arising on translating foreign operations	(1,488,920)	12,101,346	(5,217,567)	(166,324)
Share from associates and joint ventures accounted for using the equity method	(16,321)	(15,711)	27,628	881

Balance at December 31	$(7,034,629)	$5,051,006	$(138,933)	$(4,429)